Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,368,105)	$ (439,336)	$ (652,728)
Adjustments to reconcile net loss to net cash used in by operating activities:
Effect of exchange rate changes	(20,183)	(226,846)
Allowance for credit loss	1,951,083	958,584	116,428
Interest payable of convertible notes	3,140,934
Interest receivable from loan to third party	(794,379)
Stock-Based Compensation	1,209,000
Depreciation and amortization	49,068	86,911	83,226
Amortization of lease right-of-use assets	221,246	224,451	180,464
Gains from disposal of subsidiary	(29,674)
Share of profit from long-term investment			(2,119)
Disposal gain from property and equipment			(125,804)
Inventory write-downs	7,570	11,858	19,981
Deferred tax expenses/(benefits)		148,239	(160,402)
Long-term investment impairment			60,046
Fair Value Change in Derivative Liability	16,202
Changes in operating assets and liabilities:
Accounts receivable, net	(601,588)	(5,023,387)	36,738
Prepaid expenses and other current asset, net	(1,832,468)	1,870,567	(3,871,930)
Inventories, net	56,743	601,543	(359,859)
Accounts payable	(572,347)	(517,944)	624,347
Contract liabilities	(453,914)	3,137	84,680
Accrued expenses and other current liabilities	25,143	(37,987)	(25,816)
Amounts due from related parties	684,422		34,552
Amounts due to related parties		446,469	139,772
Tax payable	(111,998)	436,384	113,597
Operating lease liabilities	(261,272)	(178,037)	(178,341)
Net cash (used in)/provided by operating activities	(4,684,517)	(1,635,394)	(3,883,168)
Cash flow from investing activities
Purchase of property and equipment	(171,110)		(12,137)
Proceeds from disposal of property and equipment			1,745,094
Proceed from withdrawal of long-term investment		44,570	93,574
Provide short-term loan to third party	(9,080,050)	(410,000)
Net cash (used in)/provided by investing activities	(9,251,160)	(365,430)	1,826,531
Cash flow from financing activities
Proceeds from issuance of Class A ordinary shares upon the completion of IPO		5,356,417
Proceeds from issuance of Class A ordinary shares	1,812,430
Proceeds from issuance of convertible notes	11,068,460	999,957
Payment of service fees for convertible notes		(351,000)
Proceeds from short-term debts		133,044
Proceeds from long-term debts			1,238,592
Repayments of short-term debts	(32,810)	(101,778)	(107,963)
Repayments of long-term debts	(406,199)	(1,325,703)	(1,918,181)
Proceed of interest-free loan from related parties	222,050	3,031,467
Repayments of loans to a related party	(105,601)	(4,593,092)
Capital contribution from shareholder			1,430,612
Payments for deferred offering costs		(273,287)	(1,041,447)
Net cash provided by/(used in) financing activities	12,558,330	2,876,025	(398,387)
Effect of exchange rate changes	111,326	18,051	(123,887)
Net change in cash and cash equivalents	(1,266,021)	893,252	(2,578,911)
Cash and cash equivalents, beginning of the year	2,000,732	1,107,480	3,686,391
Cash and cash equivalents, end of the year	734,711	2,000,732	1,107,480
Supplemental disclosures of cash flow information:
Income tax paid	111,998	2,050	150,124
Interest expense paid	18,271	48,607	65,901
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 389,117	$ 209,652	$ 805,409